Investments Accounted for by the Equity Method and Variable Interest Entities Investments Accounted for by the Equity Method and Variable Interest Entities - VIEs that are not consolidated (Details)
$ in Millions
				3 Months Ended								12 Months Ended
		Feb. 29, 2016 USD ($) generatingunit MW	May 08, 2015 generatingunit MW	Dec. 31, 2016 USD ($) generatingunit MW	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) generatingunit MW		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Aug. 05, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	[1]			$ 656				$ 416				$ 656		$ 416
Total operating revenues				232	$ 272	$ 283	$ 234	224	$ 256	$ 259	$ 214	1,021	[2]	953	[2]	$ 828	[2]
Equity Method Investments	[1]			$ 1,152				797				$ 1,152		797
Power Generation Capacity, Megawatts | MW	[3],[4]			4,997								4,997
Liabilities, Current	[1]			$ 472				489				$ 472		489
Liabilities, Noncurrent	[1]			5,825				5,462				5,825		5,462
Operating income				(99)	117	128	72	70	101	99	50	218	[2]	320	[2]	306	[2]
Net (loss) income				(126)	$ 47	$ 63	$ 1	12	$ 32	$ 42	$ (21)	2	[2],[5]	70	[2],[5],[6]	113	[2],[5],[6]
NRG DGPV Holdco 1 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	[7]			75								75
GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Current assets				36				36				36		36
Total operating revenues												72		78		82
Equity Method Investments	[8]			106								106
Non-current assets				389				416				389		416
Liabilities, Current				16				16				16		16
Liabilities, Noncurrent				196				$ 215				196		215
Operating income												38		40		40
Net (loss) income												26		$ 28		$ 28
NRG DGPV Holdco 2 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	[7]			24								24
NRG DGPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	[7]			99								99
NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	[7]			$ 71								$ 71
Tax Equity Financed Portfolio of Leases - Community Solar [Member] | NRG DGPV Holdco 1 [Member]
Schedule of Equity Method Investments [Line Items]
Number of Solar Leases in Portfolio | generatingunit			10
Power Generation Capacity, Megawatts | MW			8
Remaining Lease Term			19 years
Tax Equity Financed Portfolio of Leases - Commercial PV 1 [Member] | NRG DGPV Holdco 1 [Member]
Schedule of Equity Method Investments [Line Items]
Number of Solar Leases in Portfolio | generatingunit			12
Power Generation Capacity, Megawatts | MW			37
Remaining Lease Term			18 years
Tax Equity Financed Portfolio of Leases - Commercial PV 1 [Member] | NRG DGPV Holdco 2 [Member]
Schedule of Equity Method Investments [Line Items]
Number of Solar Leases in Portfolio | generatingunit		18
Power Generation Capacity, Megawatts | MW		28
Remaining Lease Term		21 years
Tax Equity Financed Portfolio of Leases - Commercial PV 2 [Member] | NRG DGPV Holdco 1 [Member]
Schedule of Equity Method Investments [Line Items]
Number of Solar Leases in Portfolio | generatingunit			3
Power Generation Capacity, Megawatts | MW			1
Remaining Lease Term			20 years
Tax Equity Financed Portfolio of Leases - Commercial PV 2 [Member] | NRG DGPV Holdco 2 [Member]
Schedule of Equity Method Investments [Line Items]
Number of Solar Leases in Portfolio | generatingunit		21
Power Generation Capacity, Megawatts | MW		18
Remaining Lease Term		20 years
Existing Portfolio of Leases [Member] | NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Number of Solar Leases in Portfolio | generatingunit				2,200								2,200
Power Generation Capacity, Megawatts | MW				15								15
Remaining Lease Term												19 years
Tax Equity Financed Portfolio of Leases [Member] | NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Capital Contributions From Partners in Equity Method Investment				$ 59								$ 59
Number of Solar Leases in Portfolio | generatingunit				5,400								5,400
Power Generation Capacity, Megawatts | MW				31								31
Maximum [Member] | Tax Equity Financed Portfolio of Leases [Member] | NRG DGPV Holdco 1 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments				$ 100								$ 100
Maximum [Member] | Tax Equity Financed Portfolio of Leases [Member] | NRG DGPV Holdco 2 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments				50								50
Maximum [Member] | Tax Equity Financed Portfolio of Leases [Member] | NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Capital Contributions From Partners in Equity Method Investment		$ 150		60								$ 60						$ 100
Remaining Lease Term												19 years
NRG [Member] | NRG DGPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Due to Related Parties, Current				$ 14								$ 14

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
[4]	NRG Yield's total generation capacity is net of 6 MWs for noncontrolling interest for Spring Canyon II and III. NRG Yield's generation capacity including this noncontrolling interest was 5,003 MWs.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	Economic interest based on cash to be distributed. NRG DGPV Holdco 1 LLC, NRG DGPV Holdco 2 LLC, and NRG RPV Holdco 1 LLC are tax equity structures and VIEs. The related allocations are described below.
[8]	GenConn is a variable interest entity.